Condensed Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Dec. 31, 2012		1,590,692		3,409		1,448,396		584,364		(122,513)		(369,217)		46,253
Balance (in shares) at Dec. 31, 2012				31,110,922
Net income	5,050	31,003		0		0		19,134		0		0		11,869
Foreign currency translation adjustments	(1,526)	(9,368)		0		0		0		(9,081)		0		(287)
Issuance of common stock pursuant to share-based compensation plan		0		72		(72)		0		0		0		0
Issuance of common stock pursuant to share-based compensation plan (in shares)				1,156,315
Share-based compensation		25,652		0		25,652		0		0		0		0
Purchase of treasury stock		(34,349)		0		0		0		0		(34,349)		0
Purchase of treasury stock (in shares)				(2,748,879)
Balance at Jun. 30, 2013	$ 261,288	1,603,630	$ 567	3,481	$ 24,163	1,473,976	$ 98,331	603,498	$ (21,441)	(131,594)	$ (65,755)	(403,566)	$ 9,423	57,835
Balance (in shares) at Jun. 30, 2013			29,518,358